Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	[1]	$ 92,142	$ 79,588
Accounts receivable, net	[1],[2]	221,164	160,717
Other current assets	[1],[3]	27,056	15,976
Total current assets	[1]	340,362	256,281
Note receivable - Anadarko	[1]	260,000	260,000
Property, plant and equipment
Cost	[1]	11,258,773	8,979,618
Less accumulated depreciation	[1]	2,848,420	2,213,718
Net property, plant and equipment	[1]	8,410,353	6,765,900
Goodwill	[1]	445,800	445,800
Other intangible assets	[1]	841,408	872,187
Equity investments	[1]	1,092,088	817,352
Other assets	[1],[4]	67,194	12,570
Total assets	[1]	11,457,205	9,430,090
Current liabilities
Accounts and imbalance payables	[1]	443,343	466,838
Short-term debt	[1]	28,000	0
Accrued ad valorem taxes	[1]	36,986	33,136
Accrued liabilities	[1],[5]	129,148	47,992
Total current liabilities	[1]	637,477	547,966
Long-term liabilities
Long-term debt	[1]	4,787,381	3,492,712
APCWH Note Payable	[1],[6]	427,493	98,966
Deferred income taxes	[1]	280,017	139,635
Asset retirement obligations	[1]	300,024	152,267
Other liabilities	[1],[7]	132,130	3,494
Total long-term liabilities	[1]	5,927,045	3,887,074
Total liabilities	[1]	6,564,522	4,435,040
Equity and partners' capital
Common units (218,937,797 and 218,933,141 units issued and outstanding at December 31, 2018 and 2017, respectively)	[1]	951,888	1,061,125
Net investment by Anadarko	[1]	1,388,018	1,050,171
Total partners' capital	[1]	2,339,906	2,111,296
Noncontrolling interests	[1]	2,552,777	2,883,754
Total equity and partners' capital	[1]	4,892,683	4,995,050
Total liabilities, equity and partners' capital	[1]	$ 11,457,205	$ 9,430,090

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	Accounts receivable, net includes amounts receivable from affiliates (as defined in Note 1) of $72.6 million and $36.1 million as of December 31, 2018 and 2017, respectively.
[3]	Other current assets includes affiliate amounts of $3.7 million and zero as of December 31, 2018 and 2017, respectively.
[4]	Other assets includes affiliate amounts of $42.2 million and zero as of December 31, 2018 and 2017, respectively.
[5]	Accrued liabilities includes affiliate amounts of $2.2 million and $0.2 million as of December 31, 2018 and 2017, respectively.
[6]	See Note 6 and Note 15.
[7]	Other liabilities includes affiliate amounts of $47.8 million and $0.7 million as of December 31, 2018 and 2017, respectively.